Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 1,084,356	$ 2,604,731
Financial Liabilities	422,002	567,031
Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	14,500	374	$ 19,054
At fair value | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	14,500	374
At fair value | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	37,297	91,939
At fair value | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	1,331	3,751
At fair value | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	26,283	59,382
At fair value | Level 1 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 1 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	37,297	88,860
At fair value | Level 1 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	1,331	3,751
At fair value | Level 1 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 2 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 2 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	3,079
At fair value | Level 2 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 2 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	9,860	42,477
At fair value | Level 3 | Contingent consideration payable
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	14,500	374
At fair value | Level 3 | Derivative liability
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Liabilities	0	0
At fair value | Level 3 | Marketable securities
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	0	0
At fair value | Level 3 | Derivative assets
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial Assets	$ 16,423	$ 16,905